CONTRACT AND OTHER DEFERRED ASSETS & PROGRESS COLLECTIONS AND DEFERRED INCOME - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capitalized Contract Cost [Line Items]
Increase (decrease) in contract and other deferred assets	$ (2,125)
Increase (decrease) in progress collections and deferred income due to timing of revenue recognition	715
Revenue recognized included in contract liability	12,345	$ 13,436
Long-term | Services
Capitalized Contract Cost [Line Items]
Increase (decrease) due to billings	(11,665)
Revenues recognized	9,680
Long-term | Services | Aerospace
Capitalized Contract Cost [Line Items]
Net favorable (unfavorable) change in estimated profitability	85
Long-term | Services | Power
Capitalized Contract Cost [Line Items]
Net favorable (unfavorable) change in estimated profitability	$ 303